Federal Income Tax Status - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter, date	Nov. 16, 2015
Tax determination letter, obtained	true
Interest or penalties related to uncertain tax positions recognized	$ 0